FINANCIAL RISK MANAGEMENT - Letters Of Credit And Guarantees (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of notes and other explanatory information [Abstract]
Advance payment	$ 41.0	$ 36.0
Contract performance	46.4	44.0
Lease obligations	30.1	37.1
Financial obligations	70.3	63.0
Other	8.4	9.5
Letters of credit and guarantees, net	$ 196.2	$ 189.6